UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21587

Old Mutual Funds I
(Exact name of registrant as specified in charter)

4643 South Ulster Street, Suite 600, Denver, Colorado 80237
(Address of principal executive offices)

Julian F. Sluyters
4643 South Ulster Street, Suite 600, Denver, Colorado 80237
(Name and address of agent for service)

Copies to:

Matthew R. DiClemente, Esq.	Andra C. Ozols, Esq.
Stradley Ronon Stevens & Young, LLP	Old Mutual Capital, Inc.
2600 One Commerce Square	4643 South Ulster Street, Suite 600
Philadelphia, PA 19103	Denver, CO 80237
(215) 564-8173	(720) 200-7725

Registrant’s telephone number, including area code: 1-888-772-2888

Date of fiscal year end: July 31

Date of reporting period: October 31, 2010

Item 1.                      Schedule of Investments.

Old Mutual Asset Allocation Conservative Portfolio
SCHEDULE OF INVESTMENTS
AS OF OCTOBER 31, 2010 (UNAUDITED)

Description	Shares	Value (000)
Affiliated Mutual Funds(1) - 100.1%
Corporate/Preferred-High Yield - 6.3%
Old Mutual Dwight High Yield Fund	245,318	$2,689
Total Corporate/Preferred-High Yield		2,689
Government/Corporate - 64.2%
Old Mutual Barrow Hanley Core Bond Fund	1,426,678	15,494
Old Mutual Dwight Intermediate Fixed Income Fund	592,385	6,261
Old Mutual Dwight Short Term Fixed Income Fund	541,205	5,477
Total Government/Corporate		27,232
Growth - 1.8%
Old Mutual Copper Rock Emerging Growth Fund*	76,936	755
Total Growth		755
Growth & Income-Large Cap - 3.0%
Old Mutual Focused Fund	63,358	1,271
Total Growth & Income-Large Cap		1,271
Growth-Large Cap - 5.0%
Old Mutual Large Cap Growth Fund	122,750	2,120
Total Growth-Large Cap		2,120
International Equity - 6.5%
Old Mutual International Equity Fund	312,572	2,766
Total International Equity		2,766
Market Neutral-Equity - 1.4%
Old Mutual Analytic U.S. Long/Short Fund	57,722	611
Total Market Neutral-Equity		611
Value - 5.6%
Old Mutual Barrow Hanley Value Fund	393,288	2,356
Total Value		2,356
Value-Mid Cap - 5.4%
Old Mutual TS&W Mid-Cap Value Fund	273,517	2,276
Total Value-Mid Cap		2,276
Value-Small Cap - 0.0%
Old Mutual TS&W Small Cap Value Fund	1,154	19
Total Value-Small Cap		19
Money Market - 0.9%
Old Mutual Cash Reserves Fund, Institutional Class, 0.08% (A)	393,315	393
Total Money Market		393
Total Affiliated Mutual Funds		42,488
Total Investments - 100.1% (Cost $38,842)†		42,488
Other Assets and Liabilities, Net - (0.1)%		(31)
Total Net Assets - 100.0%		$42,457

* Non-income producing security.
(1) Investments are funds within the Old Mutual family of funds and they may be deemed to be under common control as they may share the same Board of Trustees. Old Mutual Capital, Inc. serves as the investment adviser to all affiliated mutual funds.

(A) - The rate reported represents the 7-day effective yield as of October 31, 2010.

† At October 31, 2010, the approximate tax basis cost of the Fund’s investments was $38,842 (000), and the unrealized appreciation and depreciation were $3,826 (000) and $(180) (000), respectively.

Cost figures are shown with “000’s” omitted.

Other Information:

The Fund utilizes various inputs in determining the value of its investments as of the reporting period end. These inputs are summarized in three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
A summary of the inputs used as of October 31, 2010 in valuing the Fund’s net assets were as follows (000):

Description	Level 1	Level 2	Level 3	Total
Investments
Affiliated Mutual Funds	$42,488	$-	$-	$42,488
Total Investments	$42,488	$-	$-	$42,488

Old Mutual Asset Allocation Balanced Portfolio
SCHEDULE OF INVESTMENTS
AS OF OCTOBER 31, 2010 (UNAUDITED)

Description	Shares	Value (000)
Affiliated Mutual Funds(1) - 100.1%
Corporate/Preferred-High Yield - 3.9%
Old Mutual Dwight High Yield Fund	262,777	$2,880
Total Corporate/Preferred-High Yield		2,880
Government/Corporate - 36.9%
Old Mutual Barrow Hanley Core Bond Fund	1,712,018	18,593
Old Mutual Dwight Intermediate Fixed Income Fund	389,612	4,118
Old Mutual Dwight Short Term Fixed Income Fund	468,383	4,740
Total Government/Corporate		27,451
Growth - 2.2%
Old Mutual Copper Rock Emerging Growth Fund*	164,058	1,611
Total Growth		1,611
Growth & Income-Large Cap - 5.3%
Old Mutual Focused Fund	197,721	3,966
Total Growth & Income-Large Cap		3,966
Growth & Income-Small Cap - 0.1%
Old Mutual Strategic Small Company Fund	9,090	90
Total Growth & Income-Small Cap		90
Growth-Large Cap - 8.8%
Old Mutual Large Cap Growth Fund	377,527	6,520
Total Growth-Large Cap		6,520
International Equity - 13.9%
Old Mutual International Equity Fund	1,163,049	10,293
Total International Equity		10,293
Market Neutral-Equity - 2.4%
Old Mutual Analytic U.S. Long/Short Fund	165,151	1,747
Total Market Neutral-Equity		1,747
Sector Fund-Real Estate - 2.3%
Old Mutual Heitman REIT Fund	220,061	1,734
Total Sector Fund-Real Estate		1,734
Value - 12.2%
Old Mutual Barrow Hanley Value Fund	1,513,226	9,064
Total Value		9,064
Value-Mid Cap - 7.8%
Old Mutual TS&W Mid-Cap Value Fund	697,401	5,802
Total Value-Mid Cap		5,802
Value-Small Cap - 3.7%
Old Mutual TS&W Small Cap Value Fund	165,183	2,774
Total Value-Small Cap		2,774
Money Market - 0.6%
Old Mutual Cash Reserves Fund, Institutional Class, 0.08% (A)	407,647	408
Total Money Market		408
Total Affiliated Mutual Funds		74,340
Total Investments - 100.1% (Cost $70,220)†		74,340
Other Assets and Liabilities, Net - (0.1)%		(41)
Total Net Assets - 100.0%		$74,299

* Non-income producing security.
(1) Investments are funds within the Old Mutual family of funds and they may be deemed to be under common control as they may share the same Board of Trustees. Old Mutual Capital, Inc. serves as the investment adviser to all affiliated mutual funds.

(A) - The rate reported represents the 7-day effective yield as of October 31, 2010.

† At October 31, 2010, the approximate tax basis cost of the Fund’s investments was $70,220 (000), and the unrealized appreciation and depreciation were $6,640 (000) and $(2,520) (000), respectively.

Cost figures are shown with “000’s” omitted.

Other Information:

The Fund utilizes various inputs in determining the value of its investments as of the reporting period end. These inputs are summarized in three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
A summary of the inputs used as of October 31, 2010 in valuing the Fund’s net assets were as follows (000):

Description	Level 1	Level 2	Level 3	Total
Investments
Affiliated Mutual Funds	$74,340	$-	$-	$74,340
Total Investments	$74,340	$-	$-	$74,340

Old Mutual Asset Allocation Moderate Growth Portfolio
SCHEDULE OF INVESTMENTS
AS OF OCTOBER 31, 2010 (UNAUDITED)

Description	Shares	Value (000)
Affiliated Mutual Funds(1) - 100.1%
Government/Corporate - 20.8%
Old Mutual Barrow Hanley Core Bond Fund	1,545,115	$16,780
Old Mutual Dwight Intermediate Fixed Income Fund	246,904	2,610
Total Government/Corporate		19,390
Growth - 3.1%
Old Mutual Copper Rock Emerging Growth Fund*	293,829	2,885
Total Growth		2,885
Growth & Income-Large Cap - 6.5%
Old Mutual Focused Fund	302,710	6,072
Total Growth & Income-Large Cap		6,072
Growth-Large Cap - 11.9%
Old Mutual Large Cap Growth Fund	643,338	11,110
Total Growth-Large Cap		11,110
International Equity - 19.6%
Old Mutual International Equity Fund	2,060,599	18,236
Total International Equity		18,236
Market Neutral-Equity - 4.2%
Old Mutual Analytic U.S. Long/Short Fund	366,914	3,882
Total Market Neutral-Equity		3,882
Sector Fund-Real Estate - 4.8%
Old Mutual Heitman REIT Fund	568,606	4,481
Total Sector Fund-Real Estate		4,481
Value - 12.6%
Old Mutual Barrow Hanley Value Fund	1,960,718	11,745
Total Value		11,745
Value-Mid Cap - 9.3%
Old Mutual TS&W Mid-Cap Value Fund	1,045,326	8,697
Total Value-Mid Cap		8,697
Value-Small Cap - 6.4%
Old Mutual TS&W Small Cap Value Fund	355,364	5,969
Total Value-Small Cap		5,969
Money Market - 0.9%
Old Mutual Cash Reserves Fund, Institutional Class, 0.08% (A)	858,041	858
Total Money Market		858
Total Affiliated Mutual Funds		93,325
Total Investments - 100.1% (Cost $92,495)†		93,325
Other Assets and Liabilities, Net - (0.01)%		(77)
Total Net Assets 100.0%		$93,248

* Non-income producing security.
(1) Investments are funds within the Old Mutual family of funds and they may be deemed to be under common control as they may share the same Board of Trustees. Old Mutual Capital, Inc. serves as the investment adviser to all affiliated mutual funds.

(A) - The rate reported represents the 7-day effective yield as of October 31, 2010.

† At October 31, 2010, the approximate tax basis cost of the Fund’s investments was $92,495 (000), and the unrealized appreciation and depreciation were $8,682 (000) and $(7,852) (000), respectively.

Cost figures are shown with “000’s” omitted.

Other Information:

The Fund utilizes various inputs in determining the value of its investments as of the reporting period end. These inputs are summarized in three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
A summary of the inputs used as of October 31, 2010 in valuing the Fund’s net assets were as follows (000):

Description	Level 1	Level 2	Level 3	Total
Investments
Affiliated Mutual Funds	$93,325	$-	$-	$93,325
Total Investments	$93,325	$-	$-	$93,325

Old Mutual Asset Allocation Growth Portfolio
SCHEDULE OF INVESTMENTS
AS OF OCTOBER 31, 2010 (UNAUDITED)

Description	Shares	Value (000)
Affiliated Mutual Funds(1) - 100.1%
Government/Corporate - 2.4%
Old Mutual Barrow Hanley Core Bond Fund	124,553	$1,353
Total Government/Corporate		1,353
Growth - 4.3%
Old Mutual Copper Rock Emerging Growth Fund*	249,649	2,451
Total Growth		2,451
Growth & Income-Large Cap - 6.8%
Old Mutual Focused Fund	192,442	3,860
Total Growth & Income-Large Cap		3,860
Growth-Large Cap - 13.9%
Old Mutual Large Cap Growth Fund	455,375	7,864
Total Growth-Large Cap		7,864
International Equity - 27.1%
Old Mutual International Equity Fund	1,733,337	15,340
Total International Equity		15,340
Market Neutral-Equity - 3.6%
Old Mutual Analytic U.S. Long/Short Fund	194,979	2,063
Total Market Neutral-Equity		2,063
Sector Fund-Real Estate - 8.2%
Old Mutual Heitman REIT Fund	586,041	4,618
Total Sector Fund-Real Estate		4,618
Value - 15.6%
Old Mutual Barrow Hanley Value Fund	1,468,724	8,798
Total Value		8,798
Value-Mid Cap - 11.7%
Old Mutual TS&W Mid-Cap Value Fund	795,295	6,617
Total Value-Mid Cap		6,617
Value-Small Cap - 5.7%
Old Mutual TS&W Small Cap Value Fund	190,227	3,195
Total Value-Small Cap		3,195
Money Market - 0.8%
Old Mutual Cash Reserves Fund, Institutional Class, 0.08% (A)	427,843	428
Total Money Market		428
Total Affiliated Mutual Funds		56,587
Total Investments - 100.1% (Cost $56,776)†		56,587
Other Assets and Liabilities, Net - (0.01)%		(67)
Total Net Assets 100.0%		$56,520

* Non-income producing security.
(1) Investments are funds within the Old Mutual family of funds and they may be deemed to be under common control as they may share the same Board of Trustees. Old Mutual Capital, Inc. serves as the investment adviser to all affiliated mutual funds.

(A) - The rate reported represents the 7-day effective yield as of October 31, 2010.

† At October 31, 2010, the approximate tax basis cost of the Fund’s investments was $56,776 (000), and the unrealized appreciation and depreciation were $4,207 (000) and $(4,396) (000), respectively.

Cost figures are shown with “000’s” omitted.

Other Information:

The Fund utilizes various inputs in determining the value of its investments as of the reporting period end. These inputs are summarized in three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
A summary of the inputs used as of October 31, 2010 in valuing the Fund’s net assets were as follows (000):

Description	Level 1	Level 2	Level 3	Total
Investments
Affiliated Mutual Funds	$56,587	$-	$-	$56,587
Total Investments	$56,587	$-	$-	$56,587

Old Mutual Analytic Fund
SCHEDULE OF INVESTMENTS
AS OF OCTOBER 31, 2010 (UNAUDITED)

Description	Shares/ Contracts	Value (000)
Common Stock - 122.8%
Aerospace/Defense - 2.4%
General Dynamics (B)	9,252	$630
Lockheed Martin (B)	11,054	788
Raytheon	8,113	374
Total Aerospace/Defense		1,792
Airlines - 1.6%
United Continental Holdings*	40,322	1,171
Total Airlines		1,171
Applications Software - 5.1%
Microsoft (B)	140,313	3,738
Total Applications Software		3,738
Auto-Cars/Light Trucks - 3.0%
Ford Motor* (B)	154,553	2,184
Total Auto-Cars/Light Trucks		2,184
Beverages-Non-Alcoholic - 0.8%
Coca-Cola Enterprises	25,522	613
Total Beverages-Non-Alcoholic		613
Building & Construction Products-Miscellaneous - 1.2%
Owens Corning* (B)	31,874	862
Total Building & Construction Products-Miscellaneous		862
Cable/Satellite TV - 4.0%
Comcast, Cl A	53,390	1,099
Time Warner Cable (B)	32,485	1,880
Total Cable/Satellite TV		2,979
Cellular Telecommunications - 0.8%
MetroPCS Communications* (B)	37,492	390
Sprint Nextel* (B)	52,963	218
Total Cellular Telecommunications		608
Chemicals-Diversified - 1.1%
Dow Chemical (B)	9,471	292
EI du Pont de Nemours	11,156	527
Total Chemicals-Diversified		819
Chemicals-Specialty - 0.5%
Eastman Chemical	2,942	231
Lubrizol (B)	1,099	113
Total Chemicals-Specialty		344
Commercial Banks-Eastern US - 1.1%
M&T Bank (B)	10,442	780
Total Commercial Banks-Eastern US		780
Commercial Banks-Southern US - 0.0%
First Citizens BancShares, Cl A	163	30
Total Commercial Banks-Southern US		30
Commercial Banks-Western US - 1.0%
East West Bancorp (B)	43,317	764
Total Commercial Banks-Western US		764
Commercial Services-Finance - 0.8%
H&R Block (B)	48,907	577
Total Commercial Services-Finance		577
Computer Services - 6.9%
Cognizant Technology Solutions, Cl A* (B)	28,886	1,883
Computer Sciences (B)	3,103	152
International Business Machines (B)	21,573	3,098
Total Computer Services		5,133
Computers - 3.6%
Apple*	562	169
Hewlett-Packard	59,684	2,510
Total Computers		2,679
Computers-Memory Devices - 1.5%
SanDisk*	29,847	1,122
Total Computers-Memory Devices		1,122
Consumer Products-Miscellaneous - 0.4%
Kimberly-Clark	5,189	329
Total Consumer Products-Miscellaneous		329
Containers-Paper/Plastic - 0.4%
Pactiv*	990	33
Sealed Air (B)	11,290	261
Total Containers-Paper/Plastic		294
Cosmetics & Toiletries - 0.7%
Procter & Gamble	7,793	495
Total Cosmetics & Toiletries		495
Distribution/Wholesale - 0.3%
WESCO International*	2,614	112
WW Grainger (B)	1,069	133
Total Distribution/Wholesale		245
Diversified Banking Institutions - 3.5%
Citigroup*	142,973	596
JPMorgan Chase (B)	51,981	1,956
Total Diversified Banking Institutions		2,552
Diversified Manufacturing Operations - 3.2%
Tyco International	61,358	2,349
Total Diversified Manufacturing Operations		2,349
E-Commerce/Products - 2.2%
Amazon.com* (B)	9,807	1,620
Total E-Commerce/Products		1,620
E-Commerce/Services - 2.1%
NetFlix* (B)	5,758	999
priceline.com* (B)	1,491	562
Total E-Commerce/Services		1,561
Electric Products-Miscellaneous - 0.1%
Molex	3,969	81
Total Electric Products-Miscellaneous		81
Electric-Integrated - 3.4%
Allegheny Energy	1,263	29
Exelon (B)	52,378	2,138
Integrys Energy Group (B)	7,115	378
Total Electric-Integrated		2,545
Electronic Components-Miscellaneous - 1.9%
Jabil Circuit (B)	93,470	1,434
Total Electronic Components-Miscellaneous		1,434
Electronic Components-Semiconductors - 3.3%
Advanced Micro Devices *	154,265	1,131
Micron Technology*	157,384	1,301
Total Electronic Components-Semiconductors		2,432
Electronic Parts Distribution - 0.7%
Tech Data* (B)	12,612	542
Total Electronic Parts Distribution		542
Electronics-Military - 0.1%
L-3 Communications Holdings	1,079	78
Total Electronics-Military		78
Finance-Credit Card - 0.7%
American Express	12,731	528
Total Finance-Credit Card		528
Finance-Other Services - 0.5%
NYSE Euronext (B)	11,100	340
Total Finance-Other Services		340
Food-Confectionery - 0.1%
Hershey (B)	1,587	79
Total Food-Confectionery		79
Food-Meat Products - 1.8%
Tyson Foods, Cl A (B)	85,263	1,326
Total Food-Meat Products		1,326
Food-Miscellaneous/Diversified - 2.0%
Sara Lee (B)	104,436	1,496
Total Food-Miscellaneous/Diversified		1,496
Food-Retail - 1.3%
SUPERVALU (B)	87,678	946
Total Food-Retail		946
Gold Mining - 1.3%
Newmont Mining	15,963	972
Total Gold Mining		972
Industrial Gases - 0.1%
Airgas	522	37
Total Industrial Gases		37
Internet Content-Information/News - 0.5%
WebMD Health, Cl A* (B)	6,384	334
Total Internet Content-Information/News		334
Internet Security - 0.1%
McAfee*	1,162	55
Total Internet Security		55
Life/Health Insurance - 1.3%
Prudential Financial (B)	18,138	954
Total Life/Health Insurance		954
Machinery-Construction & Mining - 1.2%
Joy Global	12,223	867
Total Machinery-Construction & Mining		867
Machinery-Electrical - 0.0%
Regal-Beloit	419	24
Total Machinery-Electrical		24
Medical Instruments - 0.2%
Medtronic	4,014	141
Total Medical Instruments		141
Medical Products - 1.0%
Covidien (B)	12,181	486
Johnson & Johnson	4,298	274
Total Medical Products		760
Medical-Biomedical/Genetic - 7.0%
Amgen* (B)	36,945	2,113
Biogen Idec* (B)	28,602	1,794
Genzyme*	1,785	129
Gilead Sciences* (B)	28,302	1,123
Total Medical-Biomedical/Genetic		5,159
Medical-Drugs - 1.9%
Eli Lilly (B)	39,237	1,381
Total Medical-Drugs		1,381
Medical-HMO - 0.5%
WellPoint* (B)	7,294	396
Total Medical-HMO		396
Medical-Wholesale Drug Distributors - 6.5%
AmerisourceBergen (B)	24,679	810
Cardinal Health (B)	61,431	2,131
McKesson (B)	28,101	1,854
Total Medical-Wholesale Drug Distributors		4,795
Metal-Iron - 0.8%
Cliffs Natural Resources	9,377	611
Total Metal-Iron		611
Multimedia - 5.3%
Time Warner (B)	60,029	1,951
Viacom, Cl B	50,061	1,932
Total Multimedia		3,883
Non-Hazardous Waste Disposal - 0.2%
Republic Services (B)	4,540	135
Total Non-Hazardous Waste Disposal		135
Oil Companies-Exploration & Production - 1.8%
Apache (B)	7,834	791
Devon Energy (B)	8,237	536
Total Oil Companies-Exploration & Production		1,327
Oil Companies-Integrated - 10.3%
Chevron (B)	40,239	3,324
ConocoPhillips (B)	46,782	2,779
Exxon Mobil	1,999	133
Marathon Oil	37,726	1,342
Total Oil Companies-Integrated		7,578
Oil Refining & Marketing - 0.8%
Valero Energy	34,322	616
Total Oil Refining & Marketing		616
Pharmacy Services - 0.2%
SXC Health Solutions*	3,516	137
Total Pharmacy Services		137
Publishing-Newspapers - 0.1%
New York Times, Cl A*	9,421	72
Total Publishing-Newspapers		72
Real Estate Operation/Development - 0.2%
Forest City Enterprises, Cl A* (B)	9,663	141
Total Real Estate Operation/Development		141
Reinsurance - 0.1%
RenaissanceRe Holdings (B)	830	50
Total Reinsurance		50
REITs-Mortgage - 2.8%
Chimera Investment (B)	503,088	2,063
Total REITs-Mortgage		2,063
Retail-Consumer Electronics - 2.2%
Best Buy (B)	37,516	1,611
Total Retail-Consumer Electronics		1,611
Retail-Discount - 1.3%
Wal-Mart Stores	18,243	988
Total Retail-Discount		988
Retail-Pet Food & Supplies - 0.3%
PetSmart	6,690	250
Total Retail-Pet Food & Supplies		250
S&L/Thrifts-Eastern US - 0.8%
New York Community Bancorp (B)	35,449	600
Total S&L/Thrifts-Eastern US		600
Schools - 0.8%
Career Education*	737	13
ITT Educational Services*	9,545	616
Total Schools		629
Semiconductor Equipment - 0.0%
Teradyne*	2,002	23
Total Semiconductor Equipment		23
Software Tools - 0.6%
VMware, Cl A* (B)	6,118	468
Total Software Tools		468
Super-Regional Banks-US - 2.9%
Capital One Financial	5,328	199
PNC Financial Services Group (B)	35,321	1,904
US Bancorp	610	15
Total Super-Regional Banks-US		2,118
Telecommunications Equipment - 0.5%
Harris (B)	7,784	352
Total Telecommunications Equipment		352
Telephone-Integrated - 3.4%
AT&T (B)	87,968	2,507
Total Telephone-Integrated		2,507
Tobacco - 1.7%
Altria Group	757	19
Philip Morris International (B)	20,785	1,216
Total Tobacco		1,235
Transport-Marine - 0.0%
Frontline	346	10
Total Transport-Marine		10
Total Common Stock (Cost $81,530)		90,746
Affiliated Mutual Fund - 0.5%
Old Mutual Cash Reserves Fund, Institutional Class, 0.08% (A)	333,892	334
Total Affiliated Mutual Fund (Cost $334)		334
Total Investments - 123.3% (Cost $81,864)†		91,080
Securities Sold Short - (20.7) %
Advertising Sales - (0.8)%
Clear Channel Outdoor Holdings, Cl A*	(29,770)	(354)
Lamar Advertising, Cl A*	(6,257)	(213)
Total Advertising Sales		(567)
Agricultural Chemicals - (0.5)%
Intrepid Potash*	(11,261)	(387)
Total Agricultural Chemicals		(387)
Applications Software - (0.1)%
Nuance Communications*	(5,560)	(87)
Total Applications Software		(87)
Broadcast Services/Programming - (2.2)%
Liberty Media - Capital, Ser A*	(28,868)	(1,661)
Total Broadcast Services/Programming		(1,661)
Commercial Banks-Central US - (0.3)%
Marshall & Ilsley	(42,739)	(253)
Total Commercial Banks-Central US		(253)
Commercial Services-Finance - (0.3)%
Morningstar*	(4,178)	(204)
Total Commercial Services-Finance		(204)
Computers-Integrated Systems - (1.8)%
Brocade Communications Systems*	(209,231)	(1,322)
Total Computers-Integrated Systems		(1,322)
Diagnostic Kits - (0.9)%
Alere *	(21,122)	(624)
Total Diagnostic Kits		(624)
Distribution/Wholesale - (0.4)%
LKQ*	(12,939)	(281)
Total Distribution/Wholesale		(281)
Electronic Components-Semiconductors - (2.3)%
MEMC Electronic Materials*	(93,011)	(1,192)
Rambus*	(24,790)	(490)
Total Electronic Components-Semiconductors		(1,682)
Enterprise Software/Services - (0.7)%
Novell*	(84,923)	(504)
Total Enterprise Software/Services		(504)
Fiduciary Banks - (0.2)%
Wilmington Trust	(21,399)	(152)
Total Fiduciary Banks		(152)
Finance-Investment Banker/Broker - (0.3)%
Interactive Brokers Group, Cl A*	(13,365)	(250)
Total Finance-Investment Banker/Broker		(250)
Human Resources - (2.1)%
Monster Worldwide*	(87,750)	(1,585)
Total Human Resources		(1,585)
Independent Power Producer - (0.8)%
RRI Energy*	(154,375)	(580)
Total Independent Power Producer		(580)
Medical Instruments - (0.0)%
Boston Scientific*	(3,833)	(24)
Total Medical Instruments		(24)
Medical-Biomedical/Genetic - (3.2)%
Dendreon*	(16,296)	(595)
Human Genome Sciences*	(17,027)	(458)
Vertex Pharmaceuticals*	(33,696)	(1,292)
Total Medical-Biomedical/Genetic		(2,345)
Oil Companies-Exploration & Production - (1.3)%
Cobalt International Energy*	(23,484)	(217)
Comstock Resources*	(11,394)	(255)
SandRidge Energy*	(26,339)	(144)
Southwestern Energy*	(9,734)	(329)
Total Oil Companies-Exploration & Production		(945)
Private Corrections - (0.2)%
Corrections Corp of America*	(5,158)	(132)
Total Private Corrections		(132)
REITS-Office Property - (0.2)%
Douglas Emmett	(7,759)	(139)
Total REITS-Office Property		(139)
Schools - (0.1)%
Apollo Group, Cl A*	(2,468)	(93)
Total Schools		(93)
Semiconductor Components-Integrated Circuits - (0.1)%
Cypress Semiconductor*	(2,911)	(41)
Total Semiconductor Components-Integrated Circuits		(41)
Telecommunications Equipment-Fiber Optics - (1.7)%
Ciena*	(91,649)	(1,273)
Total Telecommunications Equipment-Fiber Optics		(1,273)
Television - (0.1)%
Central European Media Enterprises, Cl A*	(3,712)	(86)
Total Television		(86)
X-Ray Equipment - (0.1)%
Hologic*	(2,671)	(43)
Total X-Ray Equipment		(43)
Total Securities Sold Short (Proceeds received $ (14,386))		(15,260)
Written Option Contracts - (2.4)%
Call Options - (2.3)%
Russell 1000 Index
November 2010, 100 Call
Strike Price : $630*	(45)	(135)
Russell 1000 Index
November 2010, 100 Call
Strike Price: $640*	(10)	(20)
Russell 2000 Index
November 2010, 100 Call
Strike Price: $690*	(45)	(118)
S&P 100 Index
November 2010, 100 Call
Strike Price : $520*	(230)	(402)
S&P 500 Index
November 2010, 100 Call
Strike Price: $1,175*	(75)	(191)
S&P 500 Index
November 2010, 100 Call
Strike Price: $1,180*	(375)	(825)
Total Call Options		(1,691)
Put Options - (0.1)%
S&P 500 Index
November 2010, 100 Put
Strike Price: $1,175*	(50)	(97)
Total Put Options		(97)
Total Written Option Contracts (1) (Proceeds received $(1,786))		(1,788)
Other Assets and Liabilities, Net - (0.2)%		(153)
Total Net Assets - 100.0%		$73,879

(1) The amount represents the fair value of derivative instruments subject to equity contract risk exposure as of October 31, 2010

* Non-income producing security.

(A) - Investment is a fund within the Old Mutual family of funds and may be deemed to be under common control as it may share the same Board of Trustees. Old Mutual Capital, Inc. serves as the investment adviser to the affiliated mutual fund. The rate reported represents the 7-day effective yield as of October 31, 2010.

(B) - All or portion of this security is held as cover for securities sold short or open written option contracts.

Cl - Class
HMO - Health Maintenance Organization
REITs - Real Estate Investment Trusts
S&L - Savings and Loan
Ser - Series

† At October 31, 2010, the approximate tax basis cost of the Fund’s investments was $81,864 (000), and the unrealized appreciation and depreciation were $10,723 (000) and $(1,507) (000), respectively.

Cost figures are shown with “000’s” omitted.

Other Information:

The Fund utilizes various inputs in determining the value of its investments as of the reporting period end. These inputs are summarized in three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
A summary of the inputs used as of October 31, 2010 in valuing the Fund’s net assets were as follows (000):

Description	Level 1	Level 2	Level 3	Total
Investments
Common Stock	$90,746	$-	$-	$90,746
Affiliated Mutual Fund	334	-	-	334
Securities Sold Short
Securities Sold Short	(15,260)	-	-	(15,260)
Other Financial Instruments
Written Option Contracts	(1,788)	-	-	(1,788)
Total Investments	$74,032	$-	$-	$74,032
The Fund did not have significant transfers between Level 1 and Level 2 during the reporting period, based on the input level assigned under the hierarchy at the beginning and end of the reporting period.

Old Mutual Copper Rock Emerging Growth Fund
SCHEDULE OF INVESTMENTS
AS OF OCTOBER 31, 2010 (UNAUDITED)

Description	Shares	Value (000)
Common Stock - 97.4%
Aerospace/Defense - 1.6%
TransDigm Group	15,850	$1,050
Total Aerospace/Defense		1,050
Aerospace/Defense-Equipment - 2.4%
BE Aerospace*	16,285	599
Heico	14,162	705
Triumph Group	3,685	308
Total Aerospace/Defense-Equipment		1,612
Apparel Manufacturers - 1.6%
Under Armour, Cl A*	22,449	1,048
Total Apparel Manufacturers		1,048
Applications Software - 1.0%
NetSuite*	31,964	655
Total Applications Software		655
Auction House/Art Dealer - 1.9%
Sotheby's	28,867	1,265
Total Auction House/Art Dealer		1,265
Auto/Truck Parts & Equipment-Original - 0.7%
Tenneco*	13,363	436
Total Auto/Truck Parts & Equipment-Original		436
Building Products-Cement/Aggregate - 1.3%
Martin Marietta Materials	10,699	861
Total Building Products-Cement/Aggregate		861
Coffee - 1.7%
Green Mountain Coffee Roasters*	34,471	1,137
Total Coffee		1,137
Commercial Services - 0.6%
HMS Holdings*	7,072	425
Total Commercial Services		425
Computer Services - 1.6%
iGate	21,839	446
VanceInfo Technologies ADR*	16,427	597
Total Computer Services		1,043
Computers-Integrated Systems - 3.9%
Micros Systems*	23,466	1,065
Riverbed Technology*	26,551	1,528
Total Computers-Integrated Systems		2,593
Consulting Services - 1.6%
Advisory Board *	6,295	295
Gartner*	24,815	786
Total Consulting Services		1,081
Decision Support Software - 1.4%
MSCI, Cl A*	26,060	934
Total Decision Support Software		934
Dental Supplies & Equipment - 1.9%
Align Technology *	49,090	836
Sirona Dental Systems*	10,990	414
Total Dental Supplies & Equipment		1,250
Distribution/Wholesale - 1.8%
Fossil*	8,547	504
WESCO International*	15,682	671
Total Distribution/Wholesale		1,175
Diversified Manufacturing Operations - 1.9%
Acuity Brands	11,692	585
ESCO Technologies	19,687	675
Total Diversified Manufacturing Operations		1,260
Drug Delivery Systems - 0.4%
Nektar Therapeutics*	19,605	286
Total Drug Delivery Systems		286
E-Commerce/Products - 1.7%
Shutterfly*	36,763	1,106
Total E-Commerce/Products		1,106
E-Commerce/Services - 1.1%
OpenTable*	11,619	713
Total E-Commerce/Services		713
Educational Software - 0.6%
Blackboard*	9,687	404
Total Educational Software		404
Electric Products-Miscellaneous - 0.6%
GrafTech International*	23,633	389
Total Electric Products-Miscellaneous		389
Electronic Components-Semiconductors - 9.4%
Cavium Networks*	23,171	738
Entropic Communications *	108,100	904
Netlogic Microsystems*	22,839	687
Rovi*	26,001	1,317
Skyworks Solutions*	113,407	2,598
Total Electronic Components-Semiconductors		6,244
Enterprise Software/Services - 1.3%
Ultimate Software Group*	21,547	892
Total Enterprise Software/Services		892
E-Services/Consulting - 1.4%
GSI Commerce*	38,191	933
Total E-Services/Consulting		933
Filtration/Separation Products - 0.6%
Polypore International*	12,326	410
Total Filtration/Separation Products		410
Finance-Consumer Loans - 1.7%
Portfolio Recovery Associates*	17,255	1,157
Total Finance-Consumer Loans		1,157
Finance-Other Services - 0.7%
Higher One Holdings*	27,263	476
Total Finance-Other Services		476
Food-Wholesale/Distribution - 2.1%
United Natural Foods*	39,109	1,398
Total Food-Wholesale/Distribution		1,398
Footwear & Related Apparel - 0.8%
Steven Madden*	12,092	511
Total Footwear & Related Apparel		511
Hotels & Motels - 1.1%
Home Inns & Hotels Management ADR*	14,866	761
Total Hotels & Motels		761
Human Resources - 1.8%
51job ADR*	5,858	264
Monster Worldwide*	24,349	440
SuccessFactors*	18,574	504
Total Human Resources		1,208
Internet Content-Information/News - 0.6%
WebMD Health, Cl A*	7,812	408
Total Internet Content-Information/News		408
Investment Management/Advisory Services - 1.9%
Affiliated Managers Group *	15,072	1,290
Total Investment Management/Advisory Services		1,290
Machinery-Construction & Mining - 0.6%
Bucyrus International	5,999	409
Total Machinery-Construction & Mining		409
Machinery-Electrical - 0.7%
Baldor Electric	11,415	480
Total Machinery-Electrical		480
Machinery-General Industry - 5.8%
IDEX	40,151	1,449
Robbins & Myers	15,811	459
Roper Industries	28,048	1,947
Total Machinery-General Industry		3,855
Medical Information Systems - 0.9%
athenahealth*	15,388	615
Total Medical Information Systems		615
Medical Instruments - 1.0%
Thoratec*	12,399	405
Volcano*	11,228	274
Total Medical Instruments		679
Medical Products - 1.9%
Orthofix International*	21,518	603
Zoll Medical*	19,741	642
Total Medical Products		1,245
Networking Products - 2.7%
Acme Packet*	21,636	856
LogMeIn*	24,219	962
Total Networking Products		1,818
Oil & Gas Drilling - 1.7%
Rowan*	34,279	1,128
Total Oil & Gas Drilling		1,128
Oil Companies-Exploration & Production - 2.9%
Atlas Energy*	16,777	489
Brigham Exploration*	22,360	472
Forest Oil*	17,076	525
Oasis Petroleum*	20,516	436
Total Oil Companies-Exploration & Production		1,922
Oil Field Machinery & Equipment - 0.9%
Lufkin Industries	11,528	563
Total Oil Field Machinery & Equipment		563
Oil-Field Services - 1.2%
CARBO Ceramics	9,857	826
Total Oil-Field Services		826
Patient Monitoring Equipment - 0.6%
Insulet*	24,735	395
Total Patient Monitoring Equipment		395
Pharmacy Services - 1.1%
SXC Health Solutions*	18,221	710
Total Pharmacy Services		710
Physician Practice Management - 1.2%
IPC The Hospitalist*	23,839	764
Total Physician Practice Management		764
Real Estate Management/Services - 0.7%
CB Richard Ellis Group, Cl A*	24,857	456
Total Real Estate Management/Services		456
Retail-Apparel/Shoe - 1.1%
Express*	26,311	360
Lululemon Athletica*	8,413	373
Total Retail-Apparel/Shoe		733
Retail-Perfume & Cosmetics - 0.8%
Ulta Salon Cosmetics & Fragrance*	16,926	519
Total Retail-Perfume & Cosmetics		519
Retail-Restaurants - 2.7%
Buffalo Wild Wings*	14,264	671
Chipotle Mexican Grill*	5,226	1,099
Total Retail-Restaurants		1,770
Retail-Sporting Goods - 0.4%
Hibbett Sports*	10,601	286
Total Retail-Sporting Goods		286
Retail-Vitamins/Nutrition Supplements - 1.2%
Vitamin Shoppe*	27,285	759
Total Retail-Vitamins/Nutrition Supplements		759
Satellite Telecommunications - 0.5%
GeoEye*	7,732	342
Total Satellite Telecommunications		342
Semiconductor Components-Integrated Circuits - 2.5%
Anadigics*	92,540	626
Atmel*	57,564	510
Emulex*	46,202	527
Total Semiconductor Components-Integrated Circuits		1,663
Superconductor Production & Systems - 0.3%
American Superconductor*	5,060	170
Total Superconductor Production & Systems		170
Telecommunications Equipment-Fiber Optics - 1.8%
Finisar*	32,131	547
IPG Photonics*	11,944	269
Sycamore Networks*	11,800	360
Total Telecommunications Equipment-Fiber Optics		1,176
Theaters - 1.0%
Cinemark Holdings	36,221	636
Total Theaters		636
Transactional Software - 0.9%
VeriFone Systems*	18,085	612
Total Transactional Software		612
Transport-Services - 0.8%
HUB Group, Cl A*	15,688	509
Total Transport-Services		509
Veterinary Diagnostics - 1.1%
VCA Antech*	34,854	720
Total Veterinary Diagnostics		720
Virtual Reality Products - 1.1%
RealD*	35,606	745
Total Virtual Reality Products		745
Wireless Equipment - 2.6%
Aruba Networks*	44,282	970
SBA Communications, Cl A*	19,943	783
Total Wireless Equipment		1,753
Total Common Stock (Cost $53,743)		64,669
Investment Company - 2.0%
Growth-Mid Cap - 1.3%
iShares Russell Midcap Growth Index Fund	16,977	879
Total Growth-Mid Cap		879
Growth-Small Cap - 0.7%
iShares Russell 2000 Growth Index Fund	6,008	469
Total Growth-Small Cap		469
Total Investment Company (Cost $1,349)		1,348
Total Investments - 99.4% (Cost $55,092)†		66,017
Other Assets and Liabilities, Net - 0.6%		374
Total Net Assets 100.0%		$66,391

* Non-income producing security.

ADR - American Depositary Receipt
Cl - Class

† At October 31, 2010, the approximate tax basis cost of the Fund’s investments was $55,092 (000), and the unrealized appreciation and depreciation were $11,263 (000) and $(338) (000), respectively.

Cost figures are shown with “000’s” omitted.

Other Information:

The Fund utilizes various inputs in determining the value of its investments as of the reporting period end. These inputs are summarized in three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
A summary of the inputs used as of October 31, 2010 in valuing the Fund’s net assets were as follows (000):

Description	Level 1	Level 2	Level 3	Total
Investments
Common Stock	$64,669	$-	$-	$64,669
Investment Company	1,348	-	-	1,348
Total Investments	$66,017	$-	$-	$66,017

The Fund did not have significant transfers between Level 1 and Level 2 during the reporting period, based on the input level assigned under the hierarchy at the beginning and end of the reporting period.

Old Mutual International Equity Fund
SCHEDULE OF INVESTMENTS
AS OF OCTOBER 31, 2010 (UNAUDITED)

Description	Shares	Value (000)
Common Stock - 1.9%
B2B/E-Commerce - 0.0%
Global Sources*	319	$2
Total B2B/E-Commerce		2
Commercial Banks Non-US - 0.1%
Allied Irish Banks ADR*	42,024	42
Total Commercial Banks Non-US		42
Computers - 1.1%
Research In Motion*	8,907	507
Total Computers		507
Electronic Components-Miscellaneous - 0.1%
NAM TAI Electronics*	14,900	72
Total Electronic Components-Miscellaneous		72
Gold Mining - 0.4%
Centerra Gold	10,600	212
Total Gold Mining		212
Paper & Related Products - 0.2%
Cascades	11,200	74
Total Paper & Related Products		74
Total Common Stock (Cost $1,011)		909
Foreign Common Stock - 96.2%
Australia - 5.6%
BHP Billiton	24,658	1,019
Credit Corp Group	2,021	6
RCR Tomlinson	33,105	45
RHG*	87,115	61
Rio Tinto	11,084	902
Santos	51,337	635
VDM Group	26,399	12
Total Australia		2,680
Austria - 1.4%
OMV	18,281	684
Telekom Austria	200	3
Voestalpine	127	5
Total Austria		692
Belgium - 0.9%
Ageas	25,279	78
Barco*	2,849	169
D'Ieteren	121	66
Euronav	40	1
Kinepolis Group	516	37
Recticel	7,070	74
Total Belgium		425
Canada - 2.1%
Canadian Natural Resources	15,600	568
Cott*	41,600	342
QLT *	15,300	86
Total Canada		996
China - 0.9%
Pacific Textile Holdings	100,000	57
SunVic Chemical Holdings*	1,000	-
Yangzijiang Shipbuilding Holdings	272,000	394
Total China		451
Cyprus - 0.2%
Bank of Cyprus Public	23,568	110
Total Cyprus		110
Denmark - 0.1%
Monberg & Thorsen, Cl B	186	10
PER Aarsleff, Cl B	283	23
Total Denmark		33
Finland - 1.0%
Digia	5,565	40
Fiskars	110	2
Stora Enso, Cl R	44,339	441
Total Finland		483
France - 8.3%
AXA	75	1
BNP Paribas	11,251	823
Cegid Group	917	31
Etam Developpement	707	34
Groupe Steria	3,643	98
LDC	129	12
Linedata Services	1,290	21
NetGem	4,971	23
Parrot*	8,935	229
Peugeot	12,423	497
Sanofi-Aventis	15,815	1,108
Societe Generale	1,080	65
Tessi	465	42
Total	17,827	970
Video Futur Entertainment Group*	4,971	2
Total France		3,956
Germany - 10.2%
ADVA Optical Networking*	21,136	173
Allianz	6,918	866
Amadeus Fire	2,335	89
BASF	15,030	1,093
Bavaria Industriekapital	925	17
Cewe Color Holding	836	36
Deutsche Bank	446	26
Deutsche Post	21,181	395
Deutsche Telekom	51,365	743
E.ON	20,977	657
Freenet	62	1
Infineon Technologies*	81,721	643
Koenig & Bauer	565	11
Loewe	1,348	12
VTG	5,390	105
Total Germany		4,867
Greece - 0.4%
OPAP	10,780	203
Total Greece		203
Hong Kong - 5.6%
Alco Holdings	88,000	38
Allied Properties	120,000	25
Amax Holdings*	2,140,000	39
Champion Technology Holdings	6,316,000	200
CLP Holdings	111,500	906
Courage Marine Group	17,000	3
Dickson Concepts International	19,000	16
DMX Technologies Group*	38,000	12
Dragon Hill Wuling Automobile Holdings*	130,000	24
Fairwood	45,500	63
Galaxy Entertainment Group*	138,000	130
Hannstar Board International Holdings	84,000	15
Hutchison Whampoa	70,000	691
Jardine Strategic Holdings	14,500	380
Kantone Holdings	570,000	11
Keck Seng Investments	24,900	13
Luen Thai Holdings	137,000	14
Next Media*	246,000	36
Victory City International Holdings	228,000	58
Wing On International	7,000	13
Total Hong Kong		2,687
Italy - 2.7%
Banca Popolare dell'Emilia Romagna	169	2
De'Longhi	6,503	38
Enel	162,373	928
Engineering Ingegneria Informatica	916	28
Exor	26	1
Management & Capitali*	50,663	14
Milano Assicurazioni	521	1
Telecom Italia	186,775	287
Total Italy		1,299
Japan - 24.3%
Aeon	29,800	351
Aichi Machine Industry	8,000	27
Airport Facilities	3,900	15
Aisin Seiki	15,100	473
Alfresa Holdings	200	8
Ando	12,000	15
Arakawa Chemical Industries	1,300	14
Arc Land Sakamoto	2,000	21
Argo Graphics	800	9
Artnature	5,600	52
Asahi Glass	17,000	163
Asahi Industries	15	22
Astellas Pharma	6,900	257
Bando Chemical Industries	10,000	34
Best Bridal	12	12
Canon	50	2
Chubu Steel Plate	5,000	27
Chugai Ro	6,000	19
Combi	1,500	12
Daihatsu Diesel Manufacturing	4,000	13
Daiichikosho	4,200	69
Dainichi	1,800	11
Faith	1,196	86
Fuji Soft	2,200	33
Fujifilm Holdings	11,600	387
Fujimori Kogyo	1,400	18
Fujitsu	93,100	635
FuKoKu	2,000	15
Fukuda Denshi	1,300	32
Fuso Chemical	500	11
Hajime Construction	2,900	79
Haruyama Trading	1,500	6
Haseko	500	-
Hazama	26,300	20
HI-LEX	1,600	20
Hitachi	151,000	682
Hokkan Holdings	4,000	10
H-One	1,200	9
Iida Home Max	3,700	28
Imasen Electric Industrial	884	11
JMS	3,000	11
Kamei	3,000	12
Kasai Kogyo	5,000	24
Kawasumi Laboratories	10,000	60
Koike Sanso Kogyo	6,000	15
Komatsu Seiren	10,000	38
Konishi	1,900	22
KRS	1,600	18
Kyodo Printing	12,000	26
Marubeni	104,000	653
Marubun	2,700	12
Mikuni Coca-Cola Bottling	4,600	39
Mimasu Semiconductor Industry	1,500	15
Mitani	500	4
Mitsubishi UFJ Financial Group	49,500	230
Mitsui	14,000	220
Mitsui Home	2,000	9
MTI	19	24
Nagase	34,000	398
Namura Shipbuilding	17,400	90
NIC	13,900	52
Nichireki	12,000	43
NIFTY	59	61
Nihon Kagaku Sangyo	2,000	14
Nihon Yamamura Glass	1,000	3
Nippo	15,000	93
Nippon Game Card	26	32
Nippon Road	30,000	61
Nippon Steel	700	2
Nippon Steel Trading	1,000	3
Nippon Telegraph & Telephone	21,000	947
NIS Group*	24,600	2
Nissan Motor	77,500	681
Nisshin Fudosan	5,600	40
Nissin Sugar Manufacturing	7,000	15
Noevir	400	5
Nojima	1,028	7
NTT Data	139	427
Obayashi Road	31,000	51
Onoken	2,200	17
Pacific Industrial	4,000	16
Piolax	2,800	56
Pressance	8	17
Raysum*	60	13
Relo Holdings	3,400	52
Riken Technos	8,000	21
Saison Information Systems	2,800	36
Sakata INX	2,000	9
Sanko Marketing Foods	14	14
Sanoh Industrial	3,200	25
Scroll	4,300	16
Senshukai	2,100	12
Seria	1	2
Shidax	5,000	18
Shinsho	3,000	6
Sinanen	3,000	11
Sojitz	245,300	451
Soken Chemical & Engineering	700	9
Sony	22,400	757
Studio Alice	8,200	68
Sumikin Bussan	2,000	4
Sumitomo Mitsui Financial Group	1,000	30
Suncall	4,000	17
T&K Toka	1,500	20
Taiyo Elec	2,300	15
Takagi Securities	19,000	19
Takeda Pharmaceutical	19,600	919
Techno Ryowa	1,200	6
Teikoku Sen-I	3,000	18
Toa Oil	11,000	12
Tokyu Construction	10,170	31
Torii Pharmaceutical	1,000	20
Toshiba TEC	21,000	82
Totetsu Kogyo	29,000	169
Toyota Tsusho	20,700	321
Universe	700	10
Watabe Wedding	3,377	33
Yachiyo Bank	800	18
Yasunaga	2,100	12
Yellow Hat	2,700	17
Zojirushi	18,000	45
Total Japan		11,611
Netherlands - 5.2%
EADS	24,625	648
Gamma Holding	57	2
Royal Dutch Shell, Cl A	54,073	1,754
Teleplan International	32,125	85
TNT	53	1
Total Netherlands		2,490
New Zealand - 0.0%
Sky Network Television	210	1
Total New Zealand		1
Norway - 0.5%
Atea	14,500	123
Norske Skogindustrier	52,125	107
Total Norway		230
Portugal - 0.0%
Novabase SGPS	1,941	9
Total Portugal		9
Singapore - 4.8%
DBS Group Holdings	83,000	894
Elec & Eltek International	12,000	35
GP Batteries International	14,000	21
Jardine Cycle & Carriage	21,526	656
Oversea-Chinese Banking	43,000	300
QAF	7,000	3
Singapore Airlines	32,000	392
Total Singapore		2,301
Sweden - 3.4%
AstraZeneca (SEK)	317	16
Bilia, Cl A	13,310	237
Electrolux, Ser B	19,382	470
Industrial & Financial Systems, Cl B	3,345	48
Industrivarden, Cl A	2,056	31
Industrivarden, Cl C	5,968	88
Nolato, Cl B	8,008	102
Saab, Cl B	18,784	294
Volvo, Cl B	24,353	330
Total Sweden		1,616
Switzerland - 4.2%
Advanced Digital Broadcast Holdings	3,308	94
Bell Holding	28	46
Bossard Holding	337	36
Calida Holding	25	13
Clariant	2,517	43
Emmi	705	117
Nestle	13,126	719
Novartis	253	15
Swisslog Holding	11,423	10
UBS	31,105	528
Zurich Financial Services	1,611	394
Total Switzerland		2,015
United Kingdom - 14.4%
Anglo-Eastern Plantations	1,127	11
AstraZeneca (GBP)	22,510	1,132
Aviva	3,948	25
Barclays	10,169	45
BHP Billiton	4,983	177
BP	90,532	615
British Polythene Industries	2,378	9
Centrica	13,546	72
Character Group	242	1
Chaucer Holdings	257	-
Dart Group	40,418	54
Davis Service Group	31,578	210
DS Smith	14,070	38
Hilton Food Group	1,087	5
HSBC Holdings	156,354	1,627
Imperial Tobacco Group	27,616	884
Lloyds Banking Group*	45,576	50
Logica	138,365	287
Mondi	2,600	22
Next	1,107	41
Rio Tinto	14,777	960
Royal Bank of Scotland Group*	649,399	465
RPC Group	25,287	124
Tribal Group	14,443	14
Vitec Group	162	1
Total United Kingdom		6,869
Total Foreign Common Stock (Cost $39,319)		46,024
Foreign Preferred Stock 0.1%
Germany - 0.1%
Villeroy & Boch	3,475	23
Total Germany		23
Total Foreign Preferred Stock (Cost $17)		23
Total Investments - 98.2% (Cost $40,347)†		46,956
Other Assets and Liabilities, Net - 1.8%		866
Total Net Assets - 100.0%		$47,822

* Non-income producing security.

ADR - American Depositary Receipt
Cl - Class
GBP - British Pound Sterling
SEK - Swedish Krona
Ser - Series

† At October 31, 2010, the approximate tax basis cost of the Fund’s investments was $40,347 (000), and the unrealized appreciation and depreciation were $7,922 (000) and $(1,313) (000), respectively.

Amounts designated as "-" are either $0 or have been rounded to $0.
Cost figures are shown with “000’s” omitted.

Other Information:

The Fund utilizes various inputs in determining the value of its investments as of the reporting period end. These inputs are summarized in three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
A summary of the inputs used as of October 31, 2010 in valuing the Fund’s net assets were as follows (000):

Description	Level 1	Level 2	Level 3	Total
Investments
Common Stock	$909	$-	$-	$909
Foreign Common Stock
Australia	-	2,680	-	2,680
Austria	-	692	-	692
Belgium	-	425	-	425
Canada	996	-	-	996
China	-	451	-	451
Cyprus	-	110	-	110
Denmark	-	33	-	33
Finland	-	483	-	483
France	-	3,956	-	3,956
Germany	-	4,867	-	4,867
Greece	-	203	-	203
Hong Kong	-	2,687	-	2,687
Italy	-	1,299	-	1,299
Japan	-	11,611	-	11,611
Netherlands	-	2,490	-	2,490
New Zealand	-	1	-	1
Norway	-	230	-	230
Portugal	-	9	-	9
Singapore	-	2,301	-	2,301
Sweden	-	1,616	-	1,616
Switzerland	-	2,015	-	2,015
United Kingdom	-	6,869	-	6,869
Foreign Preferred Stock
Germany	-	23	-	23
Total Investments	$1,905	$45,051	$-	$46,956

Foreign securities traded in countries outside the Western Hemisphere are fair valued daily by utilizing quotations of an independent pricing service and are classified as Level 2. The Fund did not have significant transfers between Level 1 and Level 2 during the reporting period.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Item 2.                      Controls and Procedures.

(a)
Based on an evaluation of the Disclosure Controls and Procedures of Old Mutual Funds I (the “registrant”) as of a date within 90 days of the filing date of this report, the registrant’s Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), or persons performing similar functions, have concluded that the Disclosure Controls and Procedures are effectively designed to ensure that information required to be disclosed in this report is recorded, processed, summarized, and reported within required time periods, and accumulated and communicated to the registrant’s management, including the registrant’s PEO and PFO, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)
During the quarter ended October 31, 2010, there has been no change in the registrant’s internal control over financial reporting that has materially affected, or that is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.                      Exhibits.

Attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

OLD MUTUAL FUNDS I

By:	/s/ Julian F. Sluyters
Julian F. Sluyters, President

Date:	December 17, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Julian F. Sluyters
Julian F. Sluyters, Principal Executive Officer

Date:	December 17, 2010

By:	/s/ Robert T. Kelly
Robert T. Kelly, Principal Financial Officer

Date:	December 17, 2010